INCOME TAX AND MINIMUM PRESUMED INCOME TAX (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Income tax rate (as a percent)	35.00%	25.00%	30.00%	30.00%	30.00%	35.00%	35.00%	35.00%
Dividends tax (as a percent)		13.00%	7.00%				35.00%
Optional tax - buildings (as a percent)			8.00%
Optional tax - inventory (as a percent)			15.00%
Optional tax - remaining assets (as a percent)			10.00%